Related parties (Tables)	6 Months Ended
Jun. 30, 2026
Related Parties
Schedule of transactions with related parties

Three-month period ended June 30,	2026			2025
	Net operating revenue	Cost and other operating revenues and expenses	Financial result	Net operating revenue	Cost and other operating revenues and expenses	Financial result
Associates and Joint Ventures
Pelletizing companies (i)	–	(46)	(8)	–	(3)	(10)
MRS Logística S.A.	–	(128)	–	–	(112)	–
Norte Energia S.A.	–	(25)	–	–	(15)	–
Vale Oman Distribution Center	–	(86)	–	–	(62)	–
VLI	94	(9)	–	97	(10)	(1)
PTVI	–	(154)	–	–	(138)	–
Anglo American	–	(94)	5	–	(48)	7
Aliança Geração de Energia S.A.	–	(49)	–	–	–	–
Others	7	–	–	9	–	(6)
	101	(591)	(3)	106	(388)	(10)
Shareholders
Bradesco	–	–	(22)	–	–	105
Mitsui	30	–	–	27	–	–
Cosan	–	–	–	1	(8)	–
Banco do Brasil	–	–	27	–	–	–
	30	–	5	28	(8)	105
Total	131	(591)	2	134	(396)	95

Six-month period ended June 30,	2026			2025
	Net operating revenue	Cost and other operating revenues and expenses	Financial result	Net operating revenue	Cost and other operating revenues and expenses	Financial result
Associates and Joint Ventures
Pelletizing companies (i)	–	(77)	(17)	–	(29)	(20)
MRS Logística S.A.	–	(217)	–	–	(214)	–
Norte Energia S.A.	–	(52)	–	–	(28)	–
Vale Oman Distribution Center	–	(127)	–	–	(127)	–
VLI	173	(17)	–	165	(22)	(2)
PTVI	–	(313)	–	–	(297)	–
Anglo American	–	(166)	9	–	(48)	7
Aliança Geração de Energia S.A.	–	(107)	–	–	–	–
Others	14	–	–	16	–	(3)
	187	(1,076)	(8)	181	(765)	(18)
Shareholders
Bradesco	–	–	18	–	–	234
Mitsui	64	–	–	61	–	–
Cosan	–	–	–	8	(16)	–
Banco do Brasil	–	–	53	–	–	–
	64	–	71	69	(16)	234
Total	251	(1,076)	63	250	(781)	216

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

Schedule of outstanding balances with related parties

	Assets
	June 30, 2026			December 31, 2025
	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets
Associates and Joint Ventures
Pelletizing companies (i)	–	–	–	–	–	7
MRS Logística S.A.	–	–	43	–	–	9
VLI	–	74	–	–	41	–
PTVI	–	–	–	–	1	–
Anglo American	–	–	253	–	–	254
Others	–	7	9	–	6	9
	–	81	305	–	48	279
Shareholders
Bradesco	786	–	78	1,003	–	82
Banco do Brasil	41	–	63	186	–	9
Mitsui	–	28	–	–	49	–
	827	28	141	1,189	49	91
Pension plan	–	27	–	–	18	–
Total	827	136	446	1,189	115	370

	Liabilities
	June 30, 2026		December 31, 2025
	Supplier and contractors	Other liabilities	Supplier and contractors	Other liabilities
Associates and Joint Ventures
Pelletizing companies (i)	66	216	28	235
MRS Logística S.A.	19	–	25	–
Vale Oman Distribution Center	45	–	49	–
VLI	2	113	3	81
PTVI	50	–	58	–
Anglo American	55	–	28	–
Others	40	–	43	–
	277	329	234	316
Shareholders
Bradesco	–	–	–	24
Banco do Brasil	–	1	–	–
	–	1	–	24
Total	277	330	234	340

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.